Share-Based Payment Plans - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	0.4	0.3	0.7
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.02	$ 12.66	$ 9.86
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Vesting period	3 years
Compensation expense (reversal)	$ 21.0	$ 20.0	$ 14.0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)	$ 1.0	0.0	3.0
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense (reversal)	$ 1.0	$ 1.0	$ 2.0
Expiration period of shares granted	7 years